Summary of Significant Accounting Policies: Net Loss Per Share: Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Tables)	3 Months Ended
Sep. 30, 2017
Successor
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

	September 30, 2017	September 30, 2016
Convertible notes payable	-	26,677,398
Options to purchase common stock	35,000	40,000
Warrants to purchase common stock	6,534,810	6,534,810
Totals	6,569,810	33,252,208